AVAILABLE FOR SALE SECURITIES (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Schedule of Available-for-sale Securities [Line Items]
Amortized cost	$ 80,743	$ 75,657
Accumulated Other Comprehensive Income (Loss), Available-for-sale Securities Adjustment, Net of Tax	(7,087)	1,268	569
Carrying value	73,656	76,925
Listed Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Carrying value	49,900	56,400
Unlisted Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Carrying value	23,700	20,500
Unlisted Securities [Member] | Second Lien Interest-Bearing Loan Notes [Member]
Schedule of Available-for-sale Securities [Line Items]
Carrying value	$ 59,400	$ 51,400